22. Segment information (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplier A
Supplier accounting for more than 5% of Group's purchases	33%	20%	10%
Supplier B
Supplier accounting for more than 5% of Group's purchases	11%	17%	17%
Supplier C
Supplier accounting for more than 5% of Group's purchases	11%	8%	11%
Supplier D
Supplier accounting for more than 5% of Group's purchases	8%	8%	7%
Supplier E
Supplier accounting for more than 5% of Group's purchases	7%	7%	6%
Supplier F
Supplier accounting for more than 5% of Group's purchases	6%	7%	6%